General (Details) - USD ($)	Oct. 30, 2023	Jul. 31, 2023	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
General [Abstract]
Accumulated losses			$ (20,449,151)	$ (18,423,057)
Shareholders’ equity			$ 4,105,398	$ 6,105,058	$ (1,971,556)	$ (1,641,930)
Gross proceeds	$ 5.1	$ 7,800